Note 5 - Income Tax Status (Details Textual) - EBP 20-2991357 003 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Tax Determination Letter, Obtained [true false]	false
EBP, Tax Determination Letter, Date	Mar. 14, 2013
EBP, Tax Qualification Status [Extensible Enumeration]	Qualified Plan [Member]